Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

In July 2019, we sold convertible notes for aggregate proceeds of $0.75 million to accredited investors.  The notes mature five years from the date of issuance. The first tranche of notes with a face value of $0.05 million are convertible, at the holders’ option, into shares of our common stock at a fixed conversion price of $0.10 per share and bear interest at a stated rate of 8% per annum. The second tranche of notes with an aggregate face value of $0.7 million are convertible, at the holders’ option, into shares of our common stock at $0.08 per share and bear interest at a stated rate of 7.5% per annum.  Interest is payable quarterly, and we may elect, subject to certain equity conditions, to pay interest in cash, shares of our common stock, or a combination thereof.  In addition, we issued a warrant for the purchase of 1.8 million shares of our common stock at an exercise price of $0.10 per share to Park Consultants LLC ("Park") as a nonrefundable retainer for services for a period of 18 months valued at approximately $0.2 million.  The warrant is immediately exercisable and expires in July 2024.  Park is providing advisory services with regard to our future business strategies.

In August 2019, our board of directors ("Board") adopted the 2019 Long-Term Incentive Plan (the "2019 Plan") to enable us to offer equity-based compensation to our employees, officers, directors and consultants who have been, are, or will be important to our success.  Subject to authorization of sufficient shares for issuance by our stockholders, 12 million shares will be reserved for issuance under the 2019 Plan.  In addition, the Board approved the grant of two-year nonqualified stock options, with an exercise price of $0.17 per share, vesting in 8 equal quarterly installments commencing September 1, 2019, provided that such options will not be exercisable unless and until we have sufficient authorized unissued shares or treasury shares available for such exercise.  Each of our three non-employee directors were granted an option to purchase 800,000 shares, Jeffrey Parker, our chief executive officer, was granted an option to purchase 6,000,000 shares, Cynthia Poehlman, our chief financial officer, was granted an option to purchase 1,000,000 shares,  Gregory Rawlins, our chief technical officer, was granted an option to purchase 750,000 shares and one additional key employee was granted an option to purchase 400,000 shares.  The aggregate grant-date fair value of the awards, totaling approximately $1.5 million, will be recognized as share-based compensation expense over the two-year life of the awards.

16. SUBSEQUENT EVENTS

In February and March 2019, we sold an aggregate of $1.3 million in convertible notes to accredited investors.  The notes mature five years from the date of issuance and are convertible, at the holders’ option, into shares of our common stock at a fixed conversion price of $0.25 per share.   The notes bear interest at a stated rate of 8% per annum.  Interest is payable quarterly, and we may elect, subject to certain equity conditions, to pay interest in cash, shares of our common stock, or a combination thereof.

On March 29, 2019, we amended our promissory note payable to SKGF to provide for a decrease in the interest rate from 8% to 4% per year, an extension of the maturity date from March 2020 to April 2022, and a reduction in the monthly payment.  In connection with this amendment, SKGF also waived any prior payment defaults under the note.  As a result of this amendment, approximately $0.65 million of our obligation to SKGF was reclassified from current to long-term liabilities as of December 31, 2018.